Combined Prospectus	Jan. 29, 2026 USD ($)
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 5,000,000,000.00
Form Type	N-2
File Number	333-272674
Initial Effective Date	Jun. 30, 2023
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to (i) the Registration Statement File No. 333-272674, dated June 15, 2023, as amended, previously filed by Golub Capital Private Credit Fund (the "Registrant") on Form N-2, the Registration Statement File No. 333-290479, dated September 23, 2025, previously filed by the Registrant on Form N-2 (the "September 2025 Registration Statement," and together with the June 15, 2023 Registration Statement, the "Prior Registration Statements"), and (iii) the registration by the Registrant of additional securities as set forth herein. This Registration Statement also constitutes a Post-Effective Amendment to the Prior Registration Statements, and such Post-Effective Amendment shall become effective concurrently with the effectiveness of this Registration Statement. Pursuant to the Prior Registration Statements, a total of $5,000,000,000 common shares of beneficial interest, par value $0.01 per share, were previously registered. This Registration Statement has registered an additional $5,000,000,000 of common shares of beneficial interest, par value $0.01 per share, resulting in a total of $10,000,000,000 in registered common shares.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 5,000,000,000.00
Form Type	N-2
File Number	333-290479
Initial Effective Date	Sep. 24, 2025
Combined Prospectus Note	See Prospectus Note 1.